LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.02%
Australia–0.02%
†MMG Ltd.	153,600	$54,731
		54,731
Brazil–3.63%
Ambev SA	181,800	438,173
†Atacadao SA	23,400	39,775
B3 SA - Brasil Bolsa Balcao	214,800	423,473
Banco Bradesco SA	58,684	141,440
Banco BTG Pactual SA	46,572	286,218
Banco do Brasil SA	66,000	330,503
BB Seguridade Participacoes SA	27,300	179,003
†BRF SA	22,300	97,056
Caixa Seguridade Participacoes SA	19,500	52,189
CCR SA	38,800	87,248
Centrais Eletricas Brasileiras SA	46,885	338,231
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,100	283,321
Cia Siderurgica Nacional SA	27,500	65,220
Cosan SA	46,300	111,337
CPFL Energia SA	8,600	53,753
†Embraer SA	27,000	238,939
Energisa SA	9,966	82,359
Engie Brasil Energia SA	8,425	65,774
†Equatorial Energia SA	44,832	267,512
†Hapvida Participacoes e Investimentos SA	187,291	138,207
Hypera SA	14,300	69,036
Inter & Co., Inc. Class A	9,000	59,940
JBS SA	30,400	176,394
Klabin SA	31,270	121,230
Localiza Rent a Car SA	35,293	267,239
†Magazine Luiza SA	14,168	25,123
Natura & Co. Holding SA	36,696	94,642
†NU Holdings Ltd. Class A	114,700	1,565,655
†Pagseguro Digital Ltd. Class A	7,500	64,575
Petroleo Brasileiro SA	144,600	1,042,621
PRIO SA	31,700	252,601
Raia Drogasil SA	50,756	238,794
Rede D'Or Sao Luiz SA	30,700	175,036
Rumo SA	51,018	188,050
†Sendas Distribuidora SA	52,000	71,685
†StoneCo Ltd. Class A	9,600	108,096
Suzano SA	30,230	301,762
Telefonica Brasil SA	15,800	163,055
TIM SA	32,700	112,728
TOTVS SA	21,114	111,079
Ultrapar Participacoes SA	27,500	107,421
Vale SA	132,392	1,547,332
Vibra Energia SA	38,600	165,306
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
WEG SA	65,100	$652,709
XP, Inc. Class A	14,300	256,542
		11,658,382
Chile–0.33%
Banco de Chile	1,788,654	228,131
Banco de Credito e Inversiones SA	3,175	98,819
Banco Santander Chile	2,511,385	130,554
Cencosud SA	49,050	98,995
Empresas CMPC SA	42,184	73,363
Empresas COPEC SA	14,757	98,785
Enel Americas SA	800,177	81,673
Enel Chile SA	1,154,071	63,523
†Falabella SA	33,311	123,347
Latam Airlines Group SA	5,639,926	72,561
		1,069,751
China–24.00%
360 Security Technology, Inc. Class A	10,200	12,808
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	7,144
AAC Technologies Holdings, Inc.	27,000	110,795
Accelink Technologies Co. Ltd. Class A	1,600	7,665
Advanced Micro-Fabrication Equipment, Inc. China Class A	601	14,048
AECC Aero-Engine Control Co. Ltd. Class A	3,000	9,386
AECC Aviation Power Co. Ltd. Class A	4,101	24,135
Agricultural Bank of China Ltd. Class A	105,400	72,108
Agricultural Bank of China Ltd. Class H	1,071,000	504,237
Aier Eye Hospital Group Co. Ltd. Class A	14,558	33,012
†Air China Ltd. Class A	14,900	16,735
†Akeso, Inc.	24,000	211,787
Alibaba Group Holding Ltd.	588,900	8,332,937
Aluminum Corp. of China Ltd. Class A	18,100	22,960
Aluminum Corp. of China Ltd. Class H	152,000	120,836
Amlogic Shanghai Co. Ltd. Class A	871	8,733
Angel Yeast Co. Ltd. Class A	1,800	9,344
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Conch Cement Co. Ltd. Class A	6,500	$24,217
Anhui Conch Cement Co. Ltd. Class H	47,000	138,149
Anhui Gujing Distillery Co. Ltd. Class A	600	17,362
Anhui Gujing Distillery Co. Ltd. Class B	4,500	72,474
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	3,600	12,869
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	8,885
Anhui Yingjia Distillery Co. Ltd. Class A	900	9,354
Anjoy Foods Group Co. Ltd. Class A	600	8,495
Anker Innovations Technology Co. Ltd. Class A	390	4,661
ANTA Sports Products Ltd.	49,400	600,196
Asymchem Laboratories Tianjin Co. Ltd. Class A	540	6,444
Autobio Diagnostics Co. Ltd. Class A	900	6,178
Autohome, Inc. ADR	2,500	81,550
Avary Holding Shenzhen Co. Ltd. Class A	2,800	14,275
AviChina Industry & Technology Co. Ltd. Class H	106,000	51,815
Avicopter PLC Class A	1,300	7,730
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	5,061
†Baidu, Inc. Class A	88,600	1,203,543
Bank of Beijing Co. Ltd. Class A	29,100	24,222
Bank of Changsha Co. Ltd. Class A	4,200	5,010
Bank of Chengdu Co. Ltd. Class A	5,100	11,449
Bank of China Ltd. Class A	40,600	28,933
Bank of China Ltd. Class H	3,089,000	1,458,303
Bank of Communications Co. Ltd. Class A	47,620	50,226
Bank of Hangzhou Co. Ltd. Class A	9,300	18,690
Bank of Jiangsu Co. Ltd. Class A	19,000	22,748
Bank of Nanjing Co. Ltd. Class A	10,400	16,231
Bank of Ningbo Co. Ltd. Class A	9,170	33,590
Bank of Shanghai Co. Ltd. Class A	15,340	17,251
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Suzhou Co. Ltd. Class A	5,000	$5,765
Baoshan Iron & Steel Co. Ltd. Class A	22,700	22,454
Beijing Enlight Media Co. Ltd. Class A	6,400	8,118
Beijing Enterprises Water Group Ltd.	166,000	51,676
Beijing Kingsoft Office Software, Inc. Class A	637	24,187
Beijing New Building Materials PLC Class A	2,500	11,752
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	2,948
Beijing Roborock Technology Co. Ltd. Class A	154	6,100
Beijing Tong Ren Tang Co. Ltd. Class A	2,100	12,589
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,108	12,929
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	4,810
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	59,700	51,394
Bethel Automotive Safety Systems Co. Ltd. Class A	840	5,857
†Bilibili, Inc. Class Z	8,680	216,390
Bloomage Biotechnology Corp. Ltd. Class A	680	6,833
BOC International China Co. Ltd. Class A	6,000	10,775
BOE Technology Group Co. Ltd. Class A	38,200	24,337
BYD Co. Ltd. Class A	2,200	96,362
BYD Co. Ltd. Class H	40,500	1,478,534
BYD Electronic International Co. Ltd.	30,500	127,707
By-health Co. Ltd. Class A	3,900	8,282
Caitong Securities Co. Ltd. Class A	4,430	5,506
†Cambricon Technologies Corp. Ltd. Class A	557	22,956
CGN Power Co. Ltd. Class A	23,300	14,944
CGN Power Co. Ltd. Class H	406,000	156,679
Changchun High-Tech Industry Group Co. Ltd. Class A	800	12,530
Changjiang Securities Co. Ltd. Class A	6,900	7,101
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	$8,419
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	14,277
China CITIC Bank Corp. Ltd. Class H	351,000	223,951
China Coal Energy Co. Ltd. Class H	77,000	96,079
China Communications Services Corp. Ltd. Class H	98,000	53,073
China Construction Bank Corp. Class A	15,600	17,632
China CSSC Holdings Ltd. Class A	5,200	30,958
†China Eastern Airlines Corp. Ltd. Class A	19,600	11,565
China Energy Engineering Corp. Ltd. Class A	52,400	17,999
China Everbright Bank Co. Ltd. Class A	64,200	32,941
China Everbright Bank Co. Ltd. Class H	132,000	44,827
China Feihe Ltd.	135,000	102,112
China Galaxy Securities Co. Ltd. Class A	6,800	14,916
China Galaxy Securities Co. Ltd. Class H	130,500	121,874
China Great Wall Securities Co. Ltd. Class A	5,800	7,597
†China Greatwall Technology Group Co. Ltd. Class A	4,000	5,918
China Hongqiao Group Ltd.	113,000	188,385
China International Capital Corp. Ltd. Class A	2,500	13,758
China International Capital Corp. Ltd. Class H	56,400	100,846
China Jushi Co. Ltd. Class A	5,046	8,458
China Life Insurance Co. Ltd. Class A	2,700	16,932
China Life Insurance Co. Ltd. Class H	288,000	578,679
†China Literature Ltd.	15,400	64,184
China Longyuan Power Group Corp. Ltd. Class H	129,000	116,988
China Mengniu Dairy Co. Ltd.	124,000	298,282
China Merchants Bank Co. Ltd. Class A	24,200	129,725
China Merchants Bank Co. Ltd. Class H	151,500	751,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Merchants Energy Shipping Co. Ltd. Class A	12,400	$14,210
China Merchants Securities Co. Ltd. Class A	10,200	28,262
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	13,100	22,872
China Minsheng Banking Corp. Ltd. Class A	53,000	30,367
China National Chemical Engineering Co. Ltd. Class A	7,700	9,043
China National Nuclear Power Co. Ltd. Class A	22,500	35,757
†China National Software & Service Co. Ltd. Class A	1,080	6,451
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	5,800	17,054
China Oilfield Services Ltd. Class H	76,000	69,901
China Overseas Land & Investment Ltd.	151,000	309,232
China Pacific Insurance Group Co. Ltd. Class A	7,500	41,797
China Pacific Insurance Group Co. Ltd. Class H	101,200	364,504
China Petroleum & Chemical Corp. Class A	35,900	35,613
China Petroleum & Chemical Corp. Class H	944,000	587,735
China Power International Development Ltd.	162,000	77,313
China Railway Group Ltd. Class A	30,700	28,748
China Railway Signal & Communication Corp. Ltd. Class A	10,010	8,974
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	8,877
China Resources Beer Holdings Co. Ltd.	64,000	279,913
China Resources Land Ltd.	123,000	453,308
China Resources Microelectronics Ltd. Class A	2,365	15,893
China Resources Mixc Lifestyle Services Ltd.	26,200	117,791
China Resources Pharmaceutical Group Ltd.	66,500	51,411
China Resources Power Holdings Co. Ltd.	76,000	206,281
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,080	$14,115
†China Ruyi Holdings Ltd.	244,000	70,935
China Shenhua Energy Co. Ltd. Class A	8,000	49,714
China Shenhua Energy Co. Ltd. Class H	131,000	590,640
†China Southern Airlines Co. Ltd. Class A	18,500	17,245
China State Construction Engineering Corp. Ltd. Class A	49,600	43,689
China Taiping Insurance Holdings Co. Ltd.	54,000	86,830
China Three Gorges Renewables Group Co. Ltd. Class A	42,800	29,586
China Tourism Group Duty Free Corp. Ltd. Class A	2,900	31,909
China Tower Corp. Ltd. Class H	1,746,000	231,337
China United Network Communications Ltd. Class A	33,900	25,850
†China Vanke Co. Ltd. Class A	15,400	21,335
†China Vanke Co. Ltd. Class H	88,600	84,909
China Yangtze Power Co. Ltd. Class A	28,784	123,282
China Zheshang Bank Co. Ltd. Class A	31,480	13,191
Chongqing Brewery Co. Ltd. Class A	1,000	9,996
Chongqing Changan Automobile Co. Ltd. Class A	9,100	19,300
Chongqing Rural Commercial Bank Co. Ltd. Class A	11,600	8,994
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,600	17,127
CITIC Ltd.	224,000	264,518
CITIC Securities Co. Ltd. Class A	14,685	56,931
CITIC Securities Co. Ltd. Class H	59,275	156,692
CMOC Group Ltd. Class A	24,000	29,760
CMOC Group Ltd. Class H	147,000	144,280
CNGR Advanced Material Co. Ltd. Class A	1,260	7,212
CNPC Capital Co. Ltd. Class A	11,600	12,185
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Contemporary Amperex Technology Co. Ltd. Class A	5,140	$184,535
COSCO SHIPPING Development Co. Ltd. Class A	21,800	8,203
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,100	11,521
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	50,000	60,909
COSCO SHIPPING Holdings Co. Ltd. Class A	13,590	30,430
COSCO SHIPPING Holdings Co. Ltd. Class H	110,150	184,768
CRRC Corp. Ltd. Class A	28,600	33,304
CRRC Corp. Ltd. Class H	166,000	108,476
CSC Financial Co. Ltd. Class A	5,900	22,587
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,680	7,399
CSPC Pharmaceutical Group Ltd.	320,240	249,227
Daqin Railway Co. Ltd. Class A	21,600	21,119
Datang International Power Generation Co. Ltd. Class A	21,700	9,186
Dong-E-E-Jiao Co. Ltd. Class A	900	7,915
Dongfang Electric Corp. Ltd. Class A	3,900	8,783
Dongxing Securities Co. Ltd. Class A	3,973	6,201
East Money Information Co. Ltd. Class A	16,944	49,025
Eastroc Beverage Group Co. Ltd. Class A	200	7,725
Ecovacs Robotics Co. Ltd. Class A	1,000	7,299
ENN Energy Holdings Ltd.	31,200	241,008
ENN Natural Gas Co. Ltd. Class A	3,200	9,386
Eoptolink Technology, Inc. Ltd. Class A	900	16,672
Eve Energy Co. Ltd. Class A	3,055	21,240
Everbright Securities Co. Ltd. Class A	6,000	16,462
Far East Horizon Ltd.	68,000	49,772
FAW Jiefang Group Co. Ltd. Class A	3,700	4,889
Flat Glass Group Co. Ltd. Class A	1,400	4,035
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Focus Media Information Technology Co. Ltd. Class A	19,700	$19,851
Foshan Haitian Flavouring & Food Co. Ltd. Class A	6,492	44,572
Fosun International Ltd.	101,500	65,022
Founder Securities Co. Ltd. Class A	5,000	6,656
Foxconn Industrial Internet Co. Ltd. Class A	16,152	57,991
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	22,397
Fuyao Glass Industry Group Co. Ltd. Class H	23,200	155,933
Ganfeng Lithium Group Co. Ltd. Class A	2,500	12,282
†GCL Technology Holdings Ltd.	818,000	147,314
GD Power Development Co. Ltd. Class A	24,300	18,945
GEM Co. Ltd. Class A	6,500	6,606
†Genscript Biotech Corp.	48,000	86,073
GF Securities Co. Ltd. Class A	10,000	23,802
Giant Biogene Holding Co. Ltd.	11,800	77,337
†GigaDevice Semiconductor, Inc. Class A	952	11,991
Ginlong Technologies Co. Ltd. Class A	750	8,894
GoerTek, Inc. Class A	5,100	16,479
Goldwind Science & Technology Co. Ltd. Class A	4,200	5,998
Goneo Group Co. Ltd. Class A	580	6,883
Gotion High-tech Co. Ltd. Class A	3,600	11,853
Great Wall Motor Co. Ltd. Class A	3,300	14,256
Great Wall Motor Co. Ltd. Class H	88,000	164,140
Gree Electric Appliances, Inc. of Zhuhai Class A	3,900	26,648
GRG Banking Equipment Co. Ltd. Class A	3,000	5,003
Guangdong Haid Group Co. Ltd. Class A	2,600	17,795
Guanghui Energy Co. Ltd. Class A	9,400	9,633
Guangzhou Automobile Group Co. Ltd. Class A	5,000	6,293
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	8,740
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	$8,628
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	7,285
Guolian Securities Co. Ltd. Class A	5,300	9,503
Guosen Securities Co. Ltd. Class A	7,500	12,646
=Guotai Junan Securities Co. Ltd. Class A	10,300	21,580
Guoyuan Securities Co. Ltd. Class A	5,440	6,877
H World Group Ltd. ADR	7,800	290,160
Haidilao International Holding Ltd.	63,000	154,464
Haier Smart Home Co. Ltd. Class A	6,800	31,160
Haier Smart Home Co. Ltd. Class H	93,200	374,054
†Hainan Airlines Holding Co. Ltd. Class A	41,100	7,557
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,948
Haitian International Holdings Ltd.	26,000	83,614
=Haitong Securities Co. Ltd. Class A	16,200	20,250
=Haitong Securities Co. Ltd. Class H	101,600	47,405
Hangzhou First Applied Material Co. Ltd. Class A	2,835	7,136
Hangzhou Great Star Industrial Co. Ltd. Class A	1,100	4,915
†Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	9,994
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	7,866
Hansoh Pharmaceutical Group Co. Ltd.	46,000	123,967
Heilongjiang Agriculture Co. Ltd. Class A	4,200	8,896
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	8,014
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,700	22,008
Hengan International Group Co. Ltd.	26,000	89,634
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hengli Petrochemical Co. Ltd. Class A	10,100	$22,543
Hengtong Optic-electric Co. Ltd. Class A	4,600	11,087
Hengyi Petrochemical Co. Ltd. Class A	8,070	8,063
Hisense Home Appliances Group Co. Ltd. Class A	200	1,012
Hisense Home Appliances Group Co. Ltd. Class H	12,000	44,765
Hisense Visual Technology Co. Ltd. Class A	1,000	3,190
Hithink RoyalFlush Information Network Co. Ltd. Class A	900	24,797
Hoshine Silicon Industry Co. Ltd. Class A	1,100	9,412
Hua Hong Semiconductor Ltd.	22,000	59,147
Huadian Power International Corp. Ltd. Class A	11,900	10,160
Huadong Medicine Co. Ltd. Class A	2,600	12,966
Huafon Chemical Co. Ltd. Class A	6,700	8,022
Huagong Tech Co. Ltd. Class A	2,000	9,954
Huaibei Mining Holdings Co. Ltd. Class A	2,800	7,187
Hualan Biological Engineering, Inc. Class A	2,120	5,412
Huaneng Power International, Inc. Class A	15,100	16,593
Huaneng Power International, Inc. Class H	164,000	100,630
Huatai Securities Co. Ltd. Class A	10,900	27,343
Huatai Securities Co. Ltd. Class H	48,400	77,950
Huaxia Bank Co. Ltd. Class A	20,400	21,603
Huayu Automotive Systems Co. Ltd. Class A	4,600	11,756
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,300	5,803
Huizhou Desay Sv Automotive Co. Ltd. Class A	800	13,659
Humanwell Healthcare Group Co. Ltd. Class A	2,000	6,012
Hunan Valin Steel Co. Ltd. Class A	9,400	6,297
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hundsun Technologies, Inc. Class A	2,444	$7,967
Hwatsing Technology Co. Ltd. Class A	295	6,806
Hygon Information Technology Co. Ltd. Class A	2,852	41,983
IEIT Systems Co. Ltd. Class A	2,060	12,185
Iflytek Co. Ltd. Class A	3,800	24,069
Imeik Technology Development Co. Ltd. Class A	560	18,805
Industrial & Commercial Bank of China Ltd. Class A	72,500	63,860
Industrial & Commercial Bank of China Ltd. Class H	2,685,000	1,602,604
Industrial Bank Co. Ltd. Class A	23,796	65,357
Industrial Securities Co. Ltd. Class A	14,342	13,941
Ingenic Semiconductor Co. Ltd. Class A	1,000	9,253
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	72,600	17,901
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	11,576
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	7,000
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	8,900	36,876
Inner Mongolia Yitai Coal Co. Ltd. Class B	39,600	84,902
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	7,973
†Innovent Biologics, Inc.	48,000	290,821
†iQIYI, Inc. ADR	18,600	53,196
Isoftstone Information Technology Group Co. Ltd. Class A	1,500	11,015
JA Solar Technology Co. Ltd. Class A	4,692	9,062
JCET Group Co. Ltd. Class A	1,900	9,568
†JD Health International, Inc.	42,400	190,896
†JD Logistics, Inc.	75,000	135,068
JD.com, Inc. Class A	92,671	1,991,976
Jiangsu Eastern Shenghong Co. Ltd. Class A	10,300	13,624
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Expressway Co. Ltd. Class H	52,000	$52,643
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,132	19,144
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	7,722	57,562
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	14,692
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	900	3,496
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	5,649
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	21,206
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	8,042
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,748
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,910
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,500	9,935
Jiangxi Copper Co. Ltd. Class A	2,900	10,090
Jiangxi Copper Co. Ltd. Class H	46,000	93,611
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	4,240
Jinko Solar Co. Ltd. Class A	12,077	15,165
Jointown Pharmaceutical Group Co. Ltd. Class A	6,281	5,139
Juneyao Airlines Co. Ltd. Class A	1,900	3,688
Kanzhun Ltd. ADR	10,500	182,280
KE Holdings, Inc. ADR	25,000	497,750
†Kingdee International Software Group Co. Ltd.	110,000	127,350
Kingsoft Corp. Ltd.	36,400	138,364
†Kuaishou Technology	90,900	641,364
†Kuang-Chi Technologies Co. Ltd. Class A	2,200	7,833
Kunlun Energy Co. Ltd.	152,000	156,813
Kunlun Tech Co. Ltd. Class A	1,600	8,563
Kweichow Moutai Co. Ltd. Class A	1,500	373,712
LB Group Co. Ltd. Class A	3,100	9,177
Lenovo Group Ltd.	312,000	425,426
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lens Technology Co. Ltd. Class A	7,500	$21,860
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	7,508
†Li Auto, Inc. Class A	48,000	667,468
Li Ning Co. Ltd.	91,500	231,874
Liaoning Port Co. Ltd. Class A	33,300	7,072
Lingyi iTech Guangdong Co. Class A	9,800	10,490
Livzon Pharmaceutical Group, Inc. Class A	1,400	8,111
Longfor Group Holdings Ltd.	82,756	160,107
LONGi Green Energy Technology Co. Ltd. Class A	10,572	26,460
Luxshare Precision Industry Co. Ltd. Class A	8,087	50,093
Luzhou Laojiao Co. Ltd. Class A	1,700	36,272
Mango Excellent Media Co. Ltd. Class A	2,400	9,003
Maxscend Microelectronics Co. Ltd. Class A	752	9,956
Meihua Holdings Group Co. Ltd. Class A	4,200	6,525
†Meituan Class B	192,940	4,268,886
Metallurgical Corp. of China Ltd. Class A	27,400	13,044
Midea Group Co. Ltd. Class A	4,500	48,784
MINISO Group Holding Ltd. ADR	3,965	69,546
Montage Technology Co. Ltd. Class A	1,741	16,596
†Muyuan Foods Co. Ltd. Class A	6,550	43,233
NARI Technology Co. Ltd. Class A	8,683	34,244
National Silicon Industry Group Co. Ltd. Class A	3,770	10,199
NAURA Technology Group Co. Ltd. Class A	700	36,514
NetEase, Inc.	75,200	1,455,855
New China Life Insurance Co. Ltd. Class A	3,300	21,834
New China Life Insurance Co. Ltd. Class H	34,300	106,997
†New Hope Liuhe Co. Ltd. Class A	5,500	8,161
New Oriental Education & Technology Group, Inc.	57,600	459,386
†Ninestar Corp. Class A	1,900	8,214
Ningbo Deye Technology Co. Ltd. Class A	1,008	14,608
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ningbo Joyson Electronic Corp. Class A	3,000	$7,376
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	11,009
Ningbo Tuopu Group Co. Ltd. Class A	2,465	16,253
Ningxia Baofeng Energy Group Co. Ltd. Class A	10,100	24,976
†NIO, Inc. Class A	53,500	387,803
Nongfu Spring Co. Ltd. Class H	79,600	350,189
Offshore Oil Engineering Co. Ltd. Class A	5,900	4,894
Oppein Home Group, Inc. Class A	600	5,345
Orient Securities Co. Ltd. Class A	12,216	19,344
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,831	3,713
†PDD Holdings, Inc. ADR	26,900	3,626,389
People's Insurance Co. Group of China Ltd. Class A	16,200	17,179
People's Insurance Co. Group of China Ltd. Class H	331,000	157,967
PetroChina Co. Ltd. Class A	25,500	32,783
PetroChina Co. Ltd. Class H	818,000	667,124
Pharmaron Beijing Co. Ltd. Class A	1,600	6,921
PICC Property & Casualty Co. Ltd. Class H	266,000	394,183
Ping An Bank Co. Ltd. Class A	21,292	37,054
Ping An Insurance Group Co. of China Ltd. Class A	13,400	109,036
Ping An Insurance Group Co. of China Ltd. Class H	260,500	1,680,515
Piotech, Inc. Class A	566	11,617
Poly Developments & Holdings Group Co. Ltd. Class A	16,500	25,940
Pop Mart International Group Ltd.	21,400	146,588
Postal Savings Bank of China Co. Ltd. Class A	40,300	30,213
Power Construction Corp. of China Ltd. Class A	25,600	20,579
Qifu Technology, Inc. ADR	4,400	131,164
†Qinghai Salt Lake Industry Co. Ltd. Class A	8,400	22,221
Rockchip Electronics Co. Ltd. Class A	300	2,778
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Rongsheng Petrochemical Co. Ltd. Class A	16,150	$23,824
SAIC Motor Corp. Ltd. Class A	8,400	17,516
Sailun Group Co. Ltd. Class A	4,100	9,373
Sanan Optoelectronics Co. Ltd. Class A	7,600	13,497
Sany Heavy Industry Co. Ltd. Class A	11,300	30,408
Satellite Chemical Co. Ltd. Class A	4,978	13,247
SDIC Capital Co. Ltd. Class A	10,600	12,328
SDIC Power Holdings Co. Ltd. Class A	6,200	14,978
†Seres Group Co. Ltd. Class A	1,600	20,620
SF Holding Co. Ltd. Class A	5,100	32,696
SG Micro Corp. Class A	372	5,037
Shaanxi Coal Industry Co. Ltd. Class A	11,600	45,599
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	4,050	4,889
Shandong Gold Mining Co. Ltd. Class A	4,680	19,538
Shandong Gold Mining Co. Ltd. Class H	27,750	62,469
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	3,210	11,982
Shandong Linglong Tyre Co. Ltd. Class A	1,900	5,454
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	6,992
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	7,953
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	103,600	74,896
Shanghai Baosight Software Co. Ltd. Class A	3,513	16,518
Shanghai Baosight Software Co. Ltd. Class B	31,570	54,143
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	287	8,619
†Shanghai Electric Group Co. Ltd. Class A	19,500	12,563
Shanghai Electric Power Co. Ltd. Class A	4,300	5,927
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	$9,859
Shanghai International Airport Co. Ltd. Class A	2,100	11,500
Shanghai International Port Group Co. Ltd. Class A	10,900	10,098
Shanghai Lingang Holdings Corp. Ltd. Class A	2,940	4,790
Shanghai M&G Stationery, Inc. Class A	1,200	6,056
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	4,400	13,264
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	25,400	41,430
Shanghai Pudong Development Bank Co. Ltd. Class A	33,000	47,646
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	9,145
Shanghai RAAS Blood Products Co. Ltd. Class A	10,500	11,823
Shanghai Rural Commercial Bank Co. Ltd. Class A	15,600	16,520
Shanghai United Imaging Healthcare Co. Ltd. Class A	993	18,116
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	6,804
Shanjin International Gold Co. Ltd. Class A	4,280	11,353
Shanxi Coal International Energy Group Co. Ltd. Class A	1,900	3,780
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	12,222
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	12,327
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,380	43,054
Shengyi Technology Co. Ltd. Class A	3,300	9,802
Shennan Circuits Co. Ltd. Class A	820	12,970
Shenwan Hongyuan Group Co. Ltd. Class A	30,900	25,192
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	$9,734
Shenzhen Energy Group Co. Ltd. Class A	6,000	5,978
Shenzhen Inovance Technology Co. Ltd. Class A	2,150	19,137
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	54,289
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	11,682
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	6,916
Shenzhen Transsion Holdings Co. Ltd. Class A	1,663	25,582
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	4,399
Shenzhou International Group Holdings Ltd.	32,700	296,762
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,940	4,983
Sichuan Chuantou Energy Co. Ltd. Class A	6,200	16,657
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	8,666
Sichuan Road & Bridge Group Co. Ltd. Class A	10,340	10,360
Sieyuan Electric Co. Ltd. Class A	1,200	12,640
Silergy Corp.	13,000	192,249
Sinoma International Engineering Co. Class A	2,600	4,262
Sinotruk Hong Kong Ltd.	28,500	85,604
Smoore International Holdings Ltd.	70,000	116,159
SooChow Securities Co. Ltd. Class A	4,780	5,736
Southwest Securities Co. Ltd. Class A	8,100	5,622
Spring Airlines Co. Ltd. Class A	1,100	9,691
Sungrow Power Supply Co. Ltd. Class A	2,180	30,941
Sunny Optical Technology Group Co. Ltd.	27,200	201,187
Sunwoda Electronic Co. Ltd. Class A	3,700	11,581
SUPCON Technology Co. Ltd. Class A	1,090	7,816
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	$4,362
Suzhou Maxwell Technologies Co. Ltd. Class A	480	7,246
Suzhou TFC Optical Communication Co. Ltd. Class A	840	12,032
†TAL Education Group ADR	15,700	185,888
TBEA Co. Ltd. Class A	8,160	17,027
TCL Technology Group Corp. Class A	25,480	16,633
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	11,111
Tencent Holdings Ltd.	253,700	14,509,544
Tencent Music Entertainment Group ADR	28,800	347,040
Tianqi Lithium Corp. Class A	2,400	12,041
Tianshan Aluminum Group Co. Ltd. Class A	9,100	11,102
Tianshui Huatian Technology Co. Ltd. Class A	7,400	9,851
Tingyi Cayman Islands Holding Corp.	76,000	109,691
Tongcheng Travel Holdings Ltd.	48,000	123,244
TongFu Microelectronics Co. Ltd. Class A	3,232	10,544
Tongkun Group Co. Ltd. Class A	3,100	5,983
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	9,133
Tongwei Co. Ltd. Class A	6,200	20,174
Topsports International Holdings Ltd.	82,000	36,391
TravelSky Technology Ltd. Class H	39,000	57,994
Trina Solar Co. Ltd. Class A	3,105	9,922
†Trip.com Group Ltd.	21,500	1,357,950
Tsingtao Brewery Co. Ltd. Class A	1,000	11,167
Tsingtao Brewery Co. Ltd. Class H	24,000	187,706
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,170
Unisplendour Corp. Ltd. Class A	3,980	13,694
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	$3,642
Vipshop Holdings Ltd. ADR	14,600	229,658
†Wanda Film Holding Co. Ltd. Class A	3,500	6,231
Wanhua Chemical Group Co. Ltd. Class A	3,820	49,720
Want Want China Holdings Ltd.	179,000	122,958
Weichai Power Co. Ltd. Class A	9,400	21,262
Weichai Power Co. Ltd. Class H	74,000	136,694
Weihai Guangwei Composites Co. Ltd. Class A	1,920	9,009
Wens Foodstuff Group Co. Ltd. Class A	9,220	26,466
Western Mining Co. Ltd. Class A	3,400	9,193
Western Securities Co. Ltd. Class A	6,100	7,555
Western Superconducting Technologies Co. Ltd. Class A	795	5,260
Will Semiconductor Co. Ltd. Shanghai Class A	1,665	25,440
Wingtech Technology Co. Ltd. Class A	1,700	7,930
Wuhan Guide Infrared Co. Ltd. Class A	9,321	9,751
Wuliangye Yibin Co. Ltd. Class A	4,800	111,180
WUS Printed Circuit Kunshan Co. Ltd. Class A	3,010	17,229
WuXi AppTec Co. Ltd. Class A	3,532	26,359
WuXi AppTec Co. Ltd. Class H	12,856	90,295
†Wuxi Biologics Cayman, Inc.	135,500	305,029
XCMG Construction Machinery Co. Ltd. Class A	19,300	21,374
Xiamen C & D, Inc. Class A	3,200	4,657
Xiamen Tungsten Co. Ltd. Class A	1,800	5,367
†Xiaomi Corp. Class B	597,600	1,729,645
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	7,715
Xinyi Solar Holdings Ltd.	182,546	99,094
†XPeng, Inc. Class A	48,400	329,667
Yadea Group Holdings Ltd.	44,449	79,019
Yankuang Energy Group Co. Ltd. Class A	7,865	18,721
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yankuang Energy Group Co. Ltd. Class H	124,800	$176,271
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	9,847
Yealink Network Technology Corp. Ltd. Class A	1,690	10,184
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,903
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	15,135
†Yonyou Network Technology Co. Ltd. Class A	3,640	5,966
Youngor Fashion Co. Ltd. Class A	4,200	4,837
YTO Express Group Co. Ltd. Class A	4,600	11,703
Yum China Holdings, Inc.	15,100	679,802
Yunnan Aluminium Co. Ltd. Class A	4,500	9,486
Yunnan Baiyao Group Co. Ltd. Class A	1,680	14,606
Yunnan Energy New Material Co. Ltd. Class A	1,900	9,264
Yunnan Tin Co. Ltd. Class A	2,000	4,646
Yunnan Yuntianhua Co. Ltd. Class A	2,100	6,773
Yutong Bus Co. Ltd. Class A	2,500	9,389
Zangge Mining Co. Ltd. Class A	2,100	8,605
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	800	29,474
Zhaojin Mining Industry Co. Ltd. Class H	58,000	102,811
†Zhejiang Century Huatong Group Co. Ltd. Class A	10,340	6,146
Zhejiang China Commodities City Group Co. Ltd. Class A	8,600	11,829
Zhejiang Chint Electrics Co. Ltd. Class A	2,900	9,399
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	11,045
Zhejiang Dingli Machinery Co. Ltd. Class A	640	5,406
Zhejiang Expressway Co. Ltd. Class H	58,600	41,007
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	9,270
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,960	$8,244
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	6,463
Zhejiang Juhua Co. Ltd. Class A	4,100	13,014
†Zhejiang Leapmotor Technology Co. Ltd.	19,000	81,877
Zhejiang NHU Co. Ltd. Class A	4,664	15,004
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,000	10,189
Zhejiang Supor Co. Ltd. Class A	700	5,839
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	6,820
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	7,676
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	9,976
Zheshang Securities Co. Ltd. Class A	3,900	8,010
Zhongji Innolight Co. Ltd. Class A	1,540	33,991
Zhongjin Gold Corp. Ltd. Class A	4,100	8,882
Zhongsheng Group Holdings Ltd.	35,500	65,850
Zhongtai Securities Co. Ltd. Class A	12,500	13,041
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	9,289
Zhuzhou CRRC Times Electric Co. Ltd. Class H	18,300	72,269
Zijin Mining Group Co. Ltd. Class A	23,500	60,759
Zijin Mining Group Co. Ltd. Class H	216,000	490,691
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	11,300	12,208
ZTE Corp. Class A	5,500	24,419
ZTE Corp. Class H	28,800	74,465
ZTO Express Cayman, Inc.	16,300	410,758
		77,042,682
Colombia–0.05%
Bancolombia SA	9,790	84,352
Interconexion Electrica SA ESP	18,516	75,190
		159,542
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic–0.12%
CEZ AS	6,364	$247,399
Komercni Banka AS	2,934	103,371
Moneta Money Bank AS	10,351	50,819
		401,589
Egypt–0.07%
Commercial International Bank - Egypt (CIB)	87,215	152,644
Eastern Co. SAE	64,569	34,772
Talaat Moustafa Group	24,118	31,821
		219,237
Greece–0.46%
Alpha Services & Holdings SA	85,369	148,054
Eurobank Ergasias Services & Holdings SA Class A	102,541	234,907
Hellenic Telecommunications Organization SA	7,300	125,872
Jumbo SA	4,386	125,474
Metlen Energy & Metals SA	4,166	164,071
National Bank of Greece SA	30,691	262,240
OPAP SA	7,040	125,072
Piraeus Financial Holdings SA	40,707	173,368
Public Power Corp. SA	8,109	108,679
		1,467,737
Hong Kong–1.68%
†Alibaba Health Information Technology Ltd.	216,000	148,652
Bank of Communications Co. Ltd. Class H	345,000	264,502
Beijing Enterprises Holdings Ltd.	21,000	75,368
BOC Aviation Ltd.	8,600	71,133
Bosideng International Holdings Ltd.	160,000	91,795
C&D International Investment Group Ltd.	25,326	54,862
China Construction Bank Corp. Class H	3,722,000	2,815,254
China Gas Holdings Ltd.	104,800	97,468
China Merchants Port Holdings Co. Ltd.	51,740	82,397
China Minsheng Banking Corp. Ltd. Class H	251,000	102,352
China National Building Material Co. Ltd. Class H	160,000	70,390
China Railway Group Ltd. Class H	175,000	91,846
China Resources Gas Group Ltd.	35,200	141,953
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China State Construction International Holdings Ltd.	76,000	$118,294
Chow Tai Fook Jewellery Group Ltd.	76,200	85,768
Geely Automobile Holdings Ltd.	238,000	372,896
Guangdong Investment Ltd.	122,000	82,078
Guangzhou Automobile Group Co. Ltd. Class H	124,000	48,650
Orient Overseas International Ltd.	5,500	78,108
Postal Savings Bank of China Co. Ltd. Class H	304,000	181,841
Sino Biopharmaceutical Ltd.	395,000	189,527
Sinopharm Group Co. Ltd. Class H	51,200	136,993
		5,402,127
Hungary–0.23%
MOL Hungarian Oil & Gas PLC	15,570	116,388
OTP Bank Nyrt	8,669	453,227
Richter Gedeon Nyrt	5,343	164,520
		734,135
India–19.44%
ABB India Ltd.	2,085	200,411
Adani Enterprises Ltd.	5,692	212,995
†Adani Green Energy Ltd.	12,504	283,902
Adani Ports & Special Economic Zone Ltd.	20,912	361,388
†Adani Power Ltd.	30,433	238,285
Ambuja Cements Ltd.	23,614	178,244
APL Apollo Tubes Ltd.	6,465	122,212
Apollo Hospitals Enterprise Ltd.	3,863	331,860
Ashok Leyland Ltd.	56,231	157,954
Asian Paints Ltd.	14,869	590,688
Astral Ltd.	5,339	126,755
AU Small Finance Bank Ltd.	13,779	121,707
Aurobindo Pharma Ltd.	10,109	176,205
†Avenue Supermarts Ltd.	6,296	382,886
Axis Bank Ltd.	88,898	1,307,142
Bajaj Auto Ltd.	2,575	379,360
Bajaj Finance Ltd.	10,816	994,205
Bajaj Finserv Ltd.	14,713	346,470
Bajaj Holdings & Investment Ltd.	1,038	129,992
Balkrishna Industries Ltd.	2,923	106,390
Bank of Baroda	39,300	116,210
Bharat Electronics Ltd.	141,578	481,662
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bharat Forge Ltd.	10,071	$182,261
Bharat Heavy Electricals Ltd.	40,929	136,607
Bharat Petroleum Corp. Ltd.	59,774	263,879
Bharti Airtel Ltd.	99,105	2,021,747
Bosch Ltd.	279	125,445
Britannia Industries Ltd.	4,158	314,482
Canara Bank	68,402	90,872
CG Power & Industrial Solutions Ltd.	24,060	217,929
Cholamandalam Investment & Finance Co. Ltd.	16,117	309,257
Cipla Ltd.	20,312	400,926
Coal India Ltd.	71,557	435,612
Colgate-Palmolive India Ltd.	5,343	242,567
Container Corp. of India Ltd.	9,465	103,718
Cummins India Ltd.	5,470	248,434
Dabur India Ltd.	20,309	151,515
Divi's Laboratories Ltd.	4,712	306,070
Dixon Technologies India Ltd.	1,262	207,865
DLF Ltd.	28,491	304,336
Dr. Reddy's Laboratories Ltd.	4,486	361,423
Eicher Motors Ltd.	5,255	315,186
GAIL India Ltd.	90,773	260,281
†GMR Airports Infrastructure Ltd.	91,413	102,604
Godrej Consumer Products Ltd.	16,156	268,633
†Godrej Properties Ltd.	4,904	184,977
Grasim Industries Ltd.	10,108	337,196
Havells India Ltd.	9,873	237,149
HCL Technologies Ltd.	36,859	789,994
HDFC Asset Management Co. Ltd.	3,686	189,105
HDFC Bank Ltd.	164,939	3,409,049
HDFC Life Insurance Co. Ltd.	37,142	318,229
Hero MotoCorp Ltd.	4,605	313,905
Hindalco Industries Ltd.	52,161	470,687
Hindustan Aeronautics Ltd.	7,764	409,563
Hindustan Petroleum Corp. Ltd.	35,886	188,656
Hindustan Unilever Ltd.	31,952	1,127,950
ICICI Bank Ltd.	201,592	3,062,324
ICICI Lombard General Insurance Co. Ltd.	9,096	236,015
ICICI Prudential Life Insurance Co. Ltd.	13,703	127,568
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†IDFC First Bank Ltd.	144,030	$127,786
Indian Hotels Co. Ltd.	33,680	275,183
Indian Oil Corp. Ltd.	111,259	239,177
Indian Railway Catering & Tourism Corp. Ltd.	9,078	100,588
†Indus Towers Ltd.	45,070	211,121
IndusInd Bank Ltd.	11,320	195,544
Info Edge India Ltd.	2,804	271,050
Infosys Ltd.	128,567	2,877,526
†InterGlobe Aviation Ltd.	6,712	383,447
ITC Ltd.	116,289	719,024
Jindal Stainless Ltd.	12,082	113,970
Jindal Steel & Power Ltd.	13,644	169,269
†Jio Financial Services Ltd.	110,642	462,894
JSW Energy Ltd.	13,268	116,062
JSW Steel Ltd.	24,138	296,694
Jubilant Foodworks Ltd.	13,693	111,421
Kotak Mahindra Bank Ltd.	42,464	939,439
Larsen & Toubro Ltd.	26,180	1,148,263
LTIMindtree Ltd.	2,840	211,619
Lupin Ltd.	8,772	229,356
Macrotech Developers Ltd.	10,957	161,398
Mahindra & Mahindra Ltd.	36,250	1,338,764
†Mankind Pharma Ltd.	3,795	114,152
Marico Ltd.	20,241	167,964
Maruti Suzuki India Ltd.	4,880	770,889
Max Healthcare Institute Ltd.	29,864	351,289
Mphasis Ltd.	3,968	142,543
MRF Ltd.	90	148,759
Muthoot Finance Ltd.	4,642	112,550
Nestle India Ltd.	13,048	418,830
NHPC Ltd.	113,889	129,041
NMDC Ltd.	40,745	119,078
NTPC Ltd.	169,404	895,928
Oil & Natural Gas Corp. Ltd.	121,781	432,476
Oil India Ltd.	18,636	129,127
Oracle Financial Services Software Ltd.	822	112,397
Page Industries Ltd.	233	119,290
†PB Fintech Ltd.	11,704	226,248
Persistent Systems Ltd.	4,165	270,890
Petronet LNG Ltd.	28,552	116,370
Phoenix Mills Ltd.	7,802	171,832
PI Industries Ltd.	2,897	160,949
Pidilite Industries Ltd.	6,009	240,887
Polycab India Ltd.	1,889	156,780
Power Finance Corp. Ltd.	57,003	331,980
Power Grid Corp. of India Ltd.	180,458	759,829
Prestige Estates Projects Ltd.	5,323	117,209
Punjab National Bank	83,732	107,121
Rail Vikas Nigam Ltd.	19,858	125,935
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
REC Ltd.	50,538	$334,402
Reliance Industries Ltd.	117,884	4,154,224
Samvardhana Motherson International Ltd.	106,965	269,821
SBI Cards & Payment Services Ltd.	10,771	99,444
SBI Life Insurance Co. Ltd.	17,324	381,205
Shree Cement Ltd.	341	107,055
Shriram Finance Ltd.	10,905	465,466
Siemens Ltd.	3,413	295,273
Solar Industries India Ltd.	994	136,760
Sona Blw Precision Forgings Ltd.	16,011	142,033
SRF Ltd.	5,095	151,866
State Bank of India	69,242	651,014
Sun Pharmaceutical Industries Ltd.	37,253	856,495
Sundaram Finance Ltd.	2,516	158,258
Supreme Industries Ltd.	2,428	154,186
†Suzlon Energy Ltd.	368,433	351,941
Tata Communications Ltd.	4,307	109,716
Tata Consultancy Services Ltd.	34,987	1,782,098
Tata Consumer Products Ltd.	22,785	325,443
Tata Elxsi Ltd.	1,298	119,644
Tata Motors Ltd.	76,886	894,222
Tata Power Co. Ltd.	55,159	317,653
Tata Steel Ltd.	290,210	583,701
Tech Mahindra Ltd.	20,824	391,923
Thermax Ltd.	1,567	95,369
Titan Co. Ltd.	13,764	628,068
Torrent Pharmaceuticals Ltd.	3,881	157,301
Torrent Power Ltd.	6,066	135,940
Trent Ltd.	7,027	635,158
Tube Investments of India Ltd.	4,188	216,696
TVS Motor Co. Ltd.	9,114	308,854
UltraTech Cement Ltd.	4,477	630,510
Union Bank of India Ltd.	60,871	89,177
United Spirits Ltd.	11,156	211,655
UPL Ltd.	17,099	125,109
Varun Beverages Ltd.	43,645	315,770
Vedanta Ltd.	52,761	322,763
†Vodafone Idea Ltd.	909,769	112,471
Wipro Ltd.	50,181	324,225
†Yes Bank Ltd.	538,594	144,480
†Zomato Ltd.	257,000	838,151
Zydus Lifesciences Ltd.	9,589	122,269
		62,418,686
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia–1.65%
Adaro Energy Indonesia Tbk. PT	546,500	$137,527
†Amman Mineral Internasional PT	249,800	153,031
Astra International Tbk. PT	797,500	266,009
Bank Central Asia Tbk. PT	2,157,100	1,471,074
Bank Mandiri Persero Tbk. PT	1,448,200	662,403
Bank Negara Indonesia Persero Tbk. PT	584,800	206,650
Bank Rakyat Indonesia Persero Tbk. PT	2,648,059	865,779
Barito Pacific Tbk. PT	1,165,098	80,803
Chandra Asri Pacific Tbk. PT	300,800	168,380
Charoen Pokphand Indonesia Tbk. PT	284,200	88,226
†GoTo Gojek Tokopedia Tbk. PT	35,924,500	156,606
Indah Kiat Pulp & Paper Tbk. PT	104,900	59,933
Indofood CBP Sukses Makmur Tbk. PT	96,400	78,476
Indofood Sukses Makmur Tbk. PT	181,600	84,563
Kalbe Farma Tbk. PT	790,300	90,044
†Merdeka Copper Gold Tbk. PT	360,085	64,692
Sumber Alfaria Trijaya Tbk. PT	711,800	148,566
Telkom Indonesia Persero Tbk. PT	1,916,400	378,470
Unilever Indonesia Tbk. PT	330,000	48,170
United Tractors Tbk. PT	56,300	100,961
		5,310,363
Kuwait–0.68%
Boubyan Bank KSCP	55,709	103,993
Gulf Bank KSCP	72,244	71,688
Kuwait Finance House KSCP	395,483	927,348
Mabanee Co. KPSC	25,905	71,009
Mobile Telecommunications Co. KSCP	73,833	114,854
National Bank of Kuwait SAKP	307,169	888,260
		2,177,152
Luxembourg–0.05%
Reinet Investments SCA	5,228	144,892
		144,892
Malaysia–1.50%
AMMB Holdings Bhd.	94,200	114,223
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Axiata Group Bhd.	113,861	$69,584
CELCOMDIGI Bhd.	133,400	120,346
CIMB Group Holdings Bhd.	269,207	525,553
Gamuda Bhd.	74,924	146,814
Genting Bhd.	80,100	82,169
Genting Malaysia Bhd.	122,900	72,128
Hong Leong Bank Bhd.	25,100	131,237
IHH Healthcare Bhd.	83,700	145,336
Inari Amertron Bhd.	117,400	82,566
IOI Corp. Bhd.	94,500	86,169
Kuala Lumpur Kepong Bhd.	18,962	94,454
Malayan Banking Bhd.	210,370	534,662
Malaysia Airports Holdings Bhd.	34,320	87,059
Maxis Bhd.	87,800	84,106
MISC Bhd.	50,700	95,904
Mr. DIY Group M Bhd.	119,950	61,669
Nestle Malaysia Bhd.	2,900	73,142
Petronas Chemicals Group Bhd.	106,700	145,941
Petronas Dagangan Bhd.	12,700	55,007
Petronas Gas Bhd.	30,100	131,393
PPB Group Bhd.	24,100	84,512
Press Metal Aluminium Holdings Bhd.	145,600	178,668
Public Bank Bhd.	564,400	624,145
QL Resources Bhd.	62,100	70,481
RHB Bank Bhd.	62,588	93,802
SD Guthrie Bhd.	78,087	90,709
Sime Darby Bhd.	114,000	68,010
Sunway Bhd.	85,400	86,984
Telekom Malaysia Bhd.	48,059	78,321
Tenaga Nasional Bhd.	100,500	351,939
YTL Corp. Bhd.	127,500	77,610
YTL Power International Bhd.	94,400	83,789
		4,828,432
Mexico–1.99%
Alfa SAB de CV Class A	117,400	96,233
America Movil SAB de CV	717,200	588,985
Arca Continental SAB de CV	20,300	189,669
Banco del Bajio SA	29,700	69,536
Cemex SAB de CV	583,200	356,910
Coca-Cola Femsa SAB de CV	20,600	182,021
Fibra Uno Administracion SA de CV	110,500	128,683
Fomento Economico Mexicano SAB de CV	69,700	687,195
Gruma SAB de CV Class B	6,940	128,600
Grupo Aeroportuario del Centro Norte SAB de CV	11,000	92,782
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,235	$264,048
Grupo Aeroportuario del Sureste SAB de CV Class B	7,090	200,353
Grupo Bimbo SAB de CV	51,900	178,474
Grupo Carso SAB de CV	22,017	135,904
Grupo Comercial Chedraui SA de CV	10,800	80,893
Grupo Financiero Banorte SAB de CV Class O	100,700	716,714
†Grupo Financiero Inbursa SAB de CV Class O	71,800	163,619
Grupo Mexico SAB de CV	120,800	674,860
†Industrias Penoles SAB de CV	7,560	100,211
Kimberly-Clark de Mexico SAB de CV Class A	57,500	93,156
Operadora De Sites Mexicanos SAB de CV Class A1	55,200	43,482
Orbia Advance Corp. SAB de CV	31,900	32,370
Prologis Property Mexico SA de CV	38,029	124,343
Promotora y Operadora de Infraestructura SAB de CV	7,945	75,318
Southern Copper Corp.	3,356	388,189
Wal-Mart de Mexico SAB de CV	203,000	612,505
		6,405,053
Netherlands–0.06%
NEPI Rockcastle NV	21,499	181,536
		181,536
Peru–0.18%
Cia de Minas Buenaventura SAA ADR	6,800	94,112
Credicorp Ltd.	2,600	470,522
		564,634
Philippines–0.58%
Ayala Corp.	9,580	114,798
Ayala Land, Inc.	253,800	165,765
Bank of the Philippine Islands	71,978	173,531
BDO Unibank, Inc.	93,424	263,413
International Container Terminal Services, Inc.	40,100	289,099
JG Summit Holdings, Inc.	108,720	53,936
Jollibee Foods Corp.	18,540	88,866
Manila Electric Co.	10,530	82,342
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Metropolitan Bank & Trust Co.	67,744	$95,020
PLDT, Inc.	3,135	83,357
SM Investments Corp.	8,390	143,133
SM Prime Holdings, Inc.	397,300	229,004
Universal Robina Corp.	36,020	66,657
		1,848,921
Poland–0.86%
Alior Bank SA	3,444	82,928
†Allegro.eu SA	23,102	208,932
Bank Polska Kasa Opieki SA	7,040	268,687
Budimex SA	530	82,275
CD Projekt SA	2,505	113,340
†Dino Polska SA	1,926	175,487
KGHM Polska Miedz SA	5,511	228,157
LPP SA	44	180,504
†mBank SA	572	91,752
ORLEN SA	22,459	326,003
†PGE Polska Grupa Energetyczna SA	37,142	69,478
Powszechna Kasa Oszczednosci Bank Polski SA	33,887	492,854
Powszechny Zaklad Ubezpieczen SA	23,895	261,237
Santander Bank Polska SA	1,406	165,951
		2,747,585
Qatar–0.78%
Barwa Real Estate Co.	88,583	69,412
Commercial Bank PSQC	123,439	149,171
Dukhan Bank	68,028	72,120
Industries Qatar QSC	59,543	213,249
Masraf Al Rayan QSC	232,267	157,566
Mesaieed Petrochemical Holding Co.	208,062	93,145
Ooredoo QPSC	30,782	99,084
Qatar Electricity & Water Co. QSC	18,360	79,622
Qatar Fuel QSC	22,517	94,310
Qatar Gas Transport Co. Ltd.	104,413	124,745
Qatar International Islamic Bank QSC	37,317	112,638
Qatar Islamic Bank QPSC	68,121	399,446
Qatar National Bank QPSC	179,251	834,470
		2,498,978
Republic of Korea–9.93%
†Alteogen, Inc.	1,532	383,088
Amorepacific Corp.	1,106	124,919
†Celltrion Pharm, Inc.	810	42,553
Celltrion, Inc.	5,898	881,295
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
CJ CheilJedang Corp.	343	$79,737
†CosmoAM&T Co. Ltd.	930	89,181
Coway Co. Ltd.	2,133	108,795
DB Insurance Co. Ltd.	1,799	154,491
Doosan Bobcat, Inc.	2,305	71,563
†Doosan Enerbility Co. Ltd.	17,701	242,429
†Ecopro BM Co. Ltd.	1,931	272,440
†Ecopro Co. Ltd.	3,946	267,351
†Ecopro Materials Co. Ltd.	603	62,204
†Enchem Co. Ltd.	439	61,031
GS Holdings Corp.	1,756	57,137
Hana Financial Group, Inc.	11,329	509,402
Hanjin Kal Corp.	848	53,498
Hankook Tire & Technology Co. Ltd.	2,855	90,495
Hanmi Pharm Co. Ltd.	236	58,021
Hanmi Semiconductor Co. Ltd.	1,723	142,694
Hanwha Aerospace Co. Ltd.	1,258	285,847
†Hanwha Industrial Solutions Co. Ltd.	1,394	35,498
†Hanwha Ocean Co. Ltd.	3,108	72,608
Hanwha Solutions Corp.	4,208	83,182
HD Hyundai Co. Ltd.	1,675	97,987
HD Hyundai Electric Co. Ltd.	900	226,772
†HD Hyundai Heavy Industries Co. Ltd.	846	119,425
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,635	234,679
†HLB, Inc.	4,516	295,956
HMM Co. Ltd.	9,421	133,495
HYBE Co. Ltd.	804	103,782
Hyundai Engineering & Construction Co. Ltd.	3,255	75,918
Hyundai Glovis Co. Ltd.	1,423	132,866
Hyundai Mobis Co. Ltd.	2,337	388,696
Hyundai Motor Co.	5,288	986,673
Hyundai Steel Co.	3,596	76,721
Industrial Bank of Korea	10,589	113,121
Kakao Corp.	11,985	331,313
KakaoBank Corp.	6,430	103,995
KB Financial Group, Inc.	14,892	921,284
Kia Corp.	9,309	711,149
Korea Aerospace Industries Ltd.	2,823	112,471
Korea Electric Power Corp.	9,803	154,050
Korea Investment Holdings Co. Ltd.	1,576	88,459
Korea Zinc Co. Ltd.	315	165,726
Korean Air Lines Co. Ltd.	6,987	120,484
†Krafton, Inc.	1,101	288,363
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
KT Corp.	1,243	$38,211
KT&G Corp.	4,022	334,936
†Kum Yang Co. Ltd.	1,499	59,951
Kumho Petrochemical Co. Ltd.	661	79,813
†L&F Co. Ltd.	945	82,020
LG Chem Ltd.	1,912	521,242
LG Corp.	3,627	219,390
†LG Display Co. Ltd.	11,325	94,743
LG Electronics, Inc.	4,103	327,248
†LG Energy Solution Ltd.	1,811	574,030
LG H&H Co. Ltd.	342	99,119
LG Innotek Co. Ltd.	537	89,521
LG Uplus Corp.	8,084	60,644
Lotte Chemical Corp.	696	54,022
LS Electric Co. Ltd.	561	70,055
Meritz Financial Group, Inc.	3,672	272,655
Mirae Asset Securities Co. Ltd.	8,912	57,382
NAVER Corp.	5,037	652,495
NCSoft Corp.	584	85,298
†Netmarble Corp.	1,081	49,185
NH Investment & Securities Co. Ltd.	5,378	55,191
Orion Corp.	981	73,142
Posco DX Co. Ltd.	2,292	53,457
POSCO Future M Co. Ltd.	1,221	233,425
POSCO Holdings, Inc.	2,789	821,110
Posco International Corp.	1,970	86,019
†Samsung Biologics Co. Ltd.	689	514,761
Samsung C&T Corp.	3,492	367,972
†Samsung E&A Co. Ltd.	5,962	100,301
Samsung Electro-Mechanics Co. Ltd.	2,211	224,025
Samsung Electronics Co. Ltd.	184,985	8,699,685
Samsung Fire & Marine Insurance Co. Ltd.	1,181	311,122
†Samsung Heavy Industries Co. Ltd.	25,919	198,798
Samsung Life Insurance Co. Ltd.	3,147	224,287
Samsung SDI Co. Ltd.	2,131	616,795
Samsung SDS Co. Ltd.	1,624	192,118
Shinhan Financial Group Co. Ltd.	16,803	713,135
†SK Biopharmaceuticals Co. Ltd.	1,182	94,003
†SK Bioscience Co. Ltd.	1,065	45,118
SK Hynix, Inc.	21,131	2,821,345
†SK Innovation Co. Ltd.	2,385	213,568
†SK Square Co. Ltd.	3,630	224,290
SK Telecom Co. Ltd.	2,056	87,887
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK, Inc.	1,452	$170,105
†SKC Co. Ltd.	723	79,172
S-Oil Corp.	1,678	78,530
Woori Financial Group, Inc.	24,841	294,437
Yuhan Corp.	2,201	240,011
		31,868,613
Russia–0.00%
=πAlrosa PJSC	238,813	0
=πGazprom PJSC	958,422	0
†=πGazprom PJSC ADR	40,705	0
=πGMK Norilskiy Nickel PAO	595,900	0
=πInter RAO UES PJSC	3,556,000	0
=πLUKOIL PJSC	39,222	0
=πMoscow Exchange MICEX-Rates PJSC	149,010	0
†=πNovatek PJSC GDR	8,045	0
=πNovolipetsk Steel PJSC	139,160	0
†=πPhosAgro PJSC	80	0
†=πPhosAgro PJSC GDR	12,445	0
†=πPolyus PJSC	3,172	0
=πRosneft Oil Co. PJSC	109,202	0
=πSberbank of Russia PJSC	1,018,280	0
=πSeverstal PAO	19,447	0
=πSurgutneftegas PJSC	697,800	0
=πTatneft PJSC	132,700	0
†=πVK IPJSC GDR	12,642	0
†=πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–3.80%
ACWA Power Co.	5,681	749,006
Ades Holding Co.	13,393	71,831
†Advanced Petrochemical Co.	5,461	56,482
Al Rajhi Bank	75,816	1,762,317
†Al Rajhi Co. for Co-operative Insurance	1,503	76,845
Alinma Bank	47,380	359,954
Almarai Co. JSC	9,539	140,362
Arab National Bank	35,375	180,109
Arabian Internet & Communications Services Co.	1,003	75,397
Bank AlBilad	24,099	253,106
†Bank Al-Jazira	18,911	86,504
Banque Saudi Fransi	23,251	199,574
Bupa Arabia for Cooperative Insurance Co.	3,245	179,230
Co. for Cooperative Insurance	2,796	110,010
Dallah Healthcare Co.	1,413	60,642
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Dar Al Arkan Real Estate Development Co.	19,731	$82,050
Dr. Sulaiman Al Habib Medical Services Group Co.	3,453	273,007
Elm Co.	945	293,067
Etihad Etisalat Co.	14,846	203,413
Jarir Marketing Co.	21,897	76,698
Mobile Telecommunications Co. Saudi Arabia	18,171	53,088
Mouwasat Medical Services Co.	3,713	98,877
Nahdi Medical Co.	1,465	51,393
Power & Water Utility Co. for Jubail & Yanbu	3,131	50,244
Riyad Bank	56,834	377,540
SABIC Agri-Nutrients Co.	9,214	291,791
Sahara International Petrochemical Co.	13,597	106,380
SAL Saudi Logistics Services	897	70,012
†Saudi Arabian Mining Co.	50,078	651,439
Saudi Arabian Oil Co.	169,334	1,223,264
Saudi Aramco Base Oil Co.	1,927	68,113
Saudi Awwal Bank	38,959	359,847
Saudi Basic Industries Corp.	34,917	697,149
Saudi Electricity Co.	31,799	141,220
Saudi Industrial Investment Group	15,342	80,076
Saudi Investment Bank	22,857	79,452
†Saudi Kayan Petrochemical Co.	30,420	68,115
Saudi National Bank	114,243	1,044,553
†Saudi Research & Media Group	1,388	106,337
Saudi Tadawul Group Holding Co.	1,822	110,153
Saudi Telecom Co.	77,642	904,450
†Savola Group	22,158	159,478
Yanbu National Petrochemical Co.	10,447	118,912
		12,201,487
South Africa–2.85%
Absa Group Ltd.	32,617	331,201
Anglo American Platinum Ltd.	2,555	91,740
Aspen Pharmacare Holdings Ltd.	14,904	168,212
Bid Corp. Ltd.	12,875	329,932
Bidvest Group Ltd.	13,452	227,962
Capitec Bank Holdings Ltd.	3,374	594,541
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Clicks Group Ltd.	9,124	$209,634
Discovery Ltd.	21,155	210,356
Exxaro Resources Ltd.	9,432	93,930
FirstRand Ltd.	196,077	942,622
Gold Fields Ltd.	34,701	539,932
Harmony Gold Mining Co. Ltd.	21,963	226,450
†Impala Platinum Holdings Ltd.	35,527	198,964
Kumba Iron Ore Ltd.	2,668	61,923
MTN Group Ltd.	65,152	346,283
Naspers Ltd. Class N	6,932	1,683,059
Nedbank Group Ltd.	17,882	309,430
Northam Platinum Holdings Ltd.	13,763	86,860
Old Mutual Ltd.	182,284	144,540
OUTsurance Group Ltd.	31,858	107,020
Pepkor Holdings Ltd.	84,273	117,502
Remgro Ltd.	19,201	174,846
Sanlam Ltd.	69,688	354,944
Sasol Ltd.	22,097	148,422
Shoprite Holdings Ltd.	19,300	330,404
†Sibanye Stillwater Ltd.	107,543	111,106
Standard Bank Group Ltd.	51,925	728,347
Vodacom Group Ltd.	23,787	150,714
Woolworths Holdings Ltd.	35,757	140,958
		9,161,834
Taiwan–17.46%
Accton Technology Corp.	19,000	319,403
Acer, Inc.	113,000	145,684
Advantech Co. Ltd.	17,951	182,366
Airtac International Group	5,696	164,329
Alchip Technologies Ltd.	3,000	187,225
ASE Technology Holding Co. Ltd.	128,000	610,747
Asia Cement Corp.	88,000	132,779
Asia Vital Components Co. Ltd.	12,000	223,721
Asustek Computer, Inc.	27,000	471,806
AUO Corp.	255,000	137,385
Catcher Technology Co. Ltd.	24,000	179,356
Cathay Financial Holding Co. Ltd.	370,154	777,819
Chailease Holding Co. Ltd.	57,494	297,040
Chang Hwa Commercial Bank Ltd.	234,641	132,718
Cheng Shin Rubber Industry Co. Ltd.	67,000	109,668
China Airlines Ltd.	108,000	73,373
China Steel Corp.	453,000	331,378
Chunghwa Telecom Co. Ltd.	147,000	582,955
Compal Electronics, Inc.	164,000	172,569
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	609,000	$661,988
Delta Electronics, Inc.	75,000	901,759
E Ink Holdings, Inc.	33,000	305,531
E.Sun Financial Holding Co. Ltd.	557,084	493,774
Eclat Textile Co. Ltd.	7,000	120,550
eMemory Technology, Inc.	2,000	166,211
Eva Airways Corp.	102,000	120,866
Evergreen Marine Corp. Taiwan Ltd.	39,986	253,968
Far Eastern New Century Corp.	112,000	135,901
Far EasTone Telecommunications Co. Ltd.	69,000	197,757
Feng TAY Enterprise Co. Ltd.	20,193	99,541
First Financial Holding Co. Ltd.	431,379	373,494
Formosa Chemicals & Fibre Corp.	138,000	189,471
Formosa Plastics Corp.	151,000	255,273
Fortune Electric Co. Ltd.	5,400	107,329
Fubon Financial Holding Co. Ltd.	318,696	910,373
Gigabyte Technology Co. Ltd.	19,000	155,199
Global Unichip Corp.	3,000	104,277
Globalwafers Co. Ltd.	10,000	143,776
Hon Hai Precision Industry Co. Ltd.	483,000	2,861,691
Hotai Motor Co. Ltd.	11,320	253,610
Hua Nan Financial Holdings Co. Ltd.	343,388	278,864
Innolux Corp.	285,930	145,917
Inventec Corp.	106,000	144,364
KGI Financial Holding Co. Ltd.	614,048	320,155
Largan Precision Co. Ltd.	4,000	321,047
Lite-On Technology Corp.	79,000	248,385
MediaTek, Inc.	59,000	2,190,606
Mega Financial Holding Co. Ltd.	459,887	571,108
Micro-Star International Co. Ltd.	27,000	148,452
Nan Ya Plastics Corp.	199,000	289,258
†Nanya Technology Corp.	48,000	71,818
Nien Made Enterprise Co. Ltd.	7,000	112,809
Novatek Microelectronics Corp.	22,000	360,103
Pegatron Corp.	79,000	257,122
†PharmaEssentia Corp.	9,000	180,873
Pou Chen Corp.	83,000	94,811
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
President Chain Store Corp.	22,000	$205,078
Quanta Computer, Inc.	105,000	875,926
Realtek Semiconductor Corp.	19,000	282,780
Ruentex Development Co. Ltd.	60,295	93,263
Shanghai Commercial & Savings Bank Ltd.	151,190	184,410
†Shin Kong Financial Holding Co. Ltd.	595,546	226,765
SinoPac Financial Holdings Co. Ltd.	413,986	317,228
Synnex Technology International Corp.	47,000	107,674
Taishin Financial Holding Co. Ltd.	461,362	268,246
Taiwan Business Bank	261,562	131,829
Taiwan Cooperative Financial Holding Co. Ltd.	408,830	334,593
Taiwan High Speed Rail Corp.	82,000	76,697
Taiwan Mobile Co. Ltd.	72,000	261,640
Taiwan Semiconductor Manufacturing Co. Ltd.	955,000	28,879,497
TCC Group Holdings Co. Ltd.	268,050	286,290
Unimicron Technology Corp.	54,000	245,714
Uni-President Enterprises Corp.	187,000	515,267
United Microelectronics Corp.	438,000	744,613
Vanguard International Semiconductor Corp.	34,000	111,197
Voltronic Power Technology Corp.	3,000	191,964
Walsin Lihwa Corp.	109,548	121,157
Wan Hai Lines Ltd.	26,190	81,103
†Winbond Electronics Corp.	123,707	83,458
Wistron Corp.	108,000	344,683
Wiwynn Corp.	4,000	216,770
WPG Holdings Ltd.	63,000	149,306
Yageo Corp.	15,898	312,972
Yang Ming Marine Transport Corp.	67,000	146,083
Yuanta Financial Holding Co. Ltd.	400,048	400,724
Zhen Ding Technology Holding Ltd.	25,000	89,662
		56,066,941
Thailand–1.49%
Advanced Info Service PCL NVDR	45,671	369,030
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Airports of Thailand PCL NVDR	165,182	$328,542
Bangkok Dusit Medical Services PCL NVDR	429,708	400,629
Bangkok Expressway & Metro PCL NVDR	316,242	80,099
Bumrungrad Hospital PCL NVDR	21,289	177,974
Central Pattana PCL NVDR	76,857	160,032
Central Retail Corp. PCL	74,837	72,099
Charoen Pokphand Foods PCL NVDR	145,871	108,800
CP ALL PCL NVDR	225,984	460,009
=CP Axtra PCL NVDR	88,278	89,163
Delta Electronics Thailand PCL	119,866	398,591
Gulf Energy Development PCL NVDR	112,180	198,718
Home Product Center PCL NVDR	219,795	71,039
Intouch Holdings PCL Class F	36,249	104,204
Kasikornbank PCL NVDR	22,346	104,169
Krung Thai Bank PCL NVDR	130,416	83,492
Krungthai Card PCL NVDR	36,520	55,329
Minor International PCL NVDR	128,695	112,987
PTT Exploration & Production PCL NVDR	54,745	222,876
PTT Global Chemical PCL NVDR	84,181	78,484
PTT Oil & Retail Business PCL	124,862	68,295
PTT PCL NVDR	386,965	408,882
SCB X PCL NVDR	32,394	109,733
SCG Packaging PCL	46,695	42,084
Siam Cement PCL NVDR	29,953	224,339
Thai Oil PCL NVDR	50,904	81,076
TMBThanachart Bank PCL	787,300	37,313
†True Corp. PCL NVDR	400,024	139,236
		4,787,224
Turkey–0.64%
Akbank TAS	123,092	221,726
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,660	43,970
Aselsan Elektronik Sanayi Ve Ticaret AS	52,791	91,465
BIM Birlesik Magazalar AS	17,456	253,309
Coca-Cola Icecek AS	33,946	56,581
Eregli Demir ve Celik Fabrikalari TAS	53,923	84,359
Ford Otomotiv Sanayi AS	2,691	72,237
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Haci Omer Sabanci Holding AS	39,810	$113,327
KOC Holding AS	29,934	164,737
†Pegasus Hava Tasimaciligi AS	8,277	57,919
†Sasa Polyester Sanayi AS	440,000	55,326
Tofas Turk Otomobil Fabrikasi AS	5,318	33,512
†Turk Hava Yollari AO	21,712	180,947
Turkcell Iletisim Hizmetleri AS	47,289	131,644
Turkiye Is Bankasi AS Class C	343,223	141,113
Turkiye Petrol Rafinerileri AS	37,882	171,921
Turkiye Sise ve Cam Fabrikalari AS	57,636	72,640
Yapi ve Kredi Bankasi AS	128,218	115,930
		2,062,663
United Arab Emirates–1.16%
Abu Dhabi Commercial Bank PJSC	115,504	264,778
Abu Dhabi Islamic Bank PJSC	57,044	197,547
Abu Dhabi National Oil Co. for Distribution PJSC	118,702	116,665
ADNOC Drilling Co. PJSC	122,200	157,364
Aldar Properties PJSC	147,831	302,661
Americana Restaurants International PLC - Foreign Co.	104,816	75,622
Dubai Islamic Bank PJSC	113,709	195,033
Emaar Properties PJSC	256,943	609,995
Emirates NBD Bank PJSC	73,355	405,414
Emirates Telecommunications Group Co. PJSC	134,912	679,509
First Abu Dhabi Bank PJSC	171,352	640,987
†Multiply Group PJSC	125,708	80,770
		3,726,345
United Kingdom–0.13%
Anglogold Ashanti PLC	16,260	431,959
		431,959
United States–0.20%
†BeiGene Ltd.	27,000	502,570
†Legend Biotech Corp. ADR	2,800	136,444
		639,014
Total Common Stock (Cost $212,648,678)		308,282,225
LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–1.82%
Brazil–1.21%
Banco Bradesco SA 8.92%	205,971	$558,058
Centrais Eletricas Brasileiras SA 4.17%	9,100	72,931
Cia Energetica de Minas Gerais 14.00%	69,116	145,268
Cia Paranaense de Energia - Copel 3.73%	42,400	79,699
Gerdau SA 4.58%	53,150	186,738
Itau Unibanco Holding SA 6.51%	188,400	1,255,032
Itausa SA 6.65%	209,819	427,903
Petroleo Brasileiro SA 13.57%	174,200	1,153,723
		3,879,352
Chile–0.07%
Sociedad Quimica y Minera de Chile SA 2.11%	5,629	233,504
		233,504
Colombia–0.04%
Bancolombia SA 10.66%	17,253	136,102
		136,102
Republic of Korea–0.50%
Hyundai Motor Co. 7.13%	1,404	188,317
Hyundai Motor Co. 7.33%	876	113,812
LG Chem Ltd. 1.46%	318	58,970
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co. Ltd. 2.13%	32,001	$1,245,584
		1,606,683
Russia–0.00%
=πSurgutneftegas PJSC	640,200	0
		0
Total Preferred Stocks (Cost $4,891,957)		5,855,641
ΔWARRANT–0.00%
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	61
Total Warrant (Cost $0)		61

MONEY MARKET FUND–2.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	6,563,830	6,563,830
Total Money Market Fund (Cost $6,563,830)		6,563,830

TOTAL INVESTMENTS–99.88% (Cost $224,104,465)	320,701,757
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	374,473
NET ASSETS APPLICABLE TO 27,745,416 SHARES OUTSTANDING–100.00%	$321,076,230

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,023	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Surgutneftegas PJSC	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,518	$—

The following futures contracts and swap contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
83	E-mini MSCI Emerging Markets Index	$4,866,705	$4,557,616	12/20/24	$309,089	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M3	5,539	(3.13%)	10/21/24	$1,026,264	$1,026,264	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
LVIP SSGA Emerging Markets Equity Index Fund–23